UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 000-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 (0)207 647 1732

Signature, Place and Date of Signing:


/s/ Ian Mukherjee          London, United Kingdom          February 14, 2011
-------------------     ---------------------------      --------------------
     [Signature]              [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total: $412,421
                                         (thousands)


List of Other Included Managers:

No.              Form 13F         File Number

(1)              000-00000        Amiya GEO Master Fund Limited

                                             FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2         COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6      COLUMN 7    COLUMN 8

                              TITLE                         VALUE      SHRS OR   SH/ PUT/   INVESTMENT     OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)    PRN AMT   PRN CALL   DISCRETION    MANAGERS SOLE  SHARED NONE
ALPHA NATURAL RESOURCES INC   COM               02076X102   26,233     437,000   SH         Shared-Defined  (1)    437,000
APPLE INC                     COM               037833100   33,217     102,980   SH         Shared-Defined  (1)    102,980
BAKER HUGHES INC              COM               057224107   10,348     181,000   SH         Shared-Defined  (1)    181,000
CONSOL ENERGY INC             COM               20854P109   20,861     428,000   SH         Shared-Defined  (1)    428,000
CUMMINS INC                   COM               231021106   23,432     213,000   SH         Shared-Defined  (1)    213,000
FINISAR CORP                  COM NEW           31787A507   10,243     345,000   SH         Shared-Defined  (1)    345,000
FREEPORT-MCMORAN COPPER & GO  COM               35671D857   74,672     621,800   SH         Shared-Defined  (1)    621,800
ITAU UNIBANCO HLDG SA         SPON ADR REP PFD  465562106    6,843     285,000   SH         Shared-Defined  (1)    285,000
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105    9,461     510,000   SH         Shared-Defined  (1)    510,000
MASSEY ENERGY COMPANY         COM               576206106   16,277     303,400   SH         Shared-Defined  (1)    303,400
OIL SVC HOLDRS TR             DEPOSTRY RCPT     678002106   27,024     192,300   SH         Shared-Defined  (1)    192,300
PEABODY ENERGY CORP           COM               704549104   17,230     269,300   SH         Shared-Defined  (1)    269,300
SANDISK CORP                  COM               80004C101   48,312     968,959   SH         Shared-Defined  (1)    968,959
SCHLUMBERGER LTD              COM               806857108   20,625     247,000   SH         Shared-Defined  (1)    247,000
SEAGATE TECHNOLOGY PLC        SHS               G7945M107   21,050   1,400,500   SH         Shared-Defined  (1)  1,400,500
SUNCOR ENERGY INC NEW         COM               867224107   31,513     823,000   SH         Shared-Defined  (1)    823,000
UNITED TECHNOLOGIES CORP      COM               913017109    9,997     127,000   SH         Shared-Defined  (1)    127,000
WEATHERFORD INTERNATIONAL LT  REG               H27013103    5,084     223,000   SH         Shared-Defined  (1)    223,000
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